UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22648

Aspiriant Global Equity Trust

 (Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

  (Address of principal executive offices) (Zip code)

Robert J. Francais
Aspiriant Global Equity Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: May 31, 2014

Item 1.	Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK – 92.9%
	AUSTRALIA – 2.0%
4,449	AGL Energy Ltd.	$63,863
142,361	Alumina Ltd.*	190,288
13,916	AMP Ltd.	68,637
1,110	Ansell Ltd.	19,908
5,623	Asciano Ltd.	29,362
350	ASX Ltd.	11,735
26,323	Aurizon Holdings Ltd.	121,229
12,070	Australia & New Zealand Banking Group Ltd.	377,086
883	Bank of Queensland Ltd.	9,881
15,965	Bendigo and Adelaide Bank Ltd.	174,455
9,545	BHP Billiton Ltd. - ADR	324,723
4,600	BlueScope Steel Ltd.*	25,080
8,107	Brambles Ltd.	72,724
6,961	Caltex Australia Ltd.	145,087
5,923	CFS Retail Property Trust Group - REIT	11,314
4,243	Challenger Ltd.*	28,105
2,793	Commonwealth Bank of Australia	212,480
883	Computershare Ltd.	10,481
23,599	Dexus Property Group - REIT	24,531
7,833	Echo Entertainment Group Ltd.1	20,748
4,791	Federation Centres Ltd. - REIT	11,250
2,157	Flight Centre Travel Group Ltd.1	100,128
1,637	Fortescue Metals Group Ltd.1	6,745
6,953	Goodman Group - REIT	33,000
7,143	GPT Group - REIT	25,944
69,669	Incitec Pivot Ltd.	178,633
12,677	Insurance Australia Group Ltd.	70,311
288	Leighton Holdings Ltd.	5,435
8,125	Lend Lease Group	101,611
2,519	Macquarie Group Ltd.	141,182
43,787	Metcash Ltd.1	116,272
14,360	Mirvac Group - REIT	24,232
5,966	National Australia Bank Ltd.	186,324
5,274	Newcrest Mining Ltd.	47,991
865	Origin Energy Ltd.	12,169
123,547	Qantas Airways Ltd.*	161,898
1,494	Rio Tinto Ltd.	82,652
7,956	Sonic Healthcare Ltd.	131,317
8,628	Stockland - REIT	31,364
56,265	Tatts Group Ltd.	159,371
47,760	Telstra Corp. Ltd.	237,654
797	Wesfarmers Ltd.	32,200
7,159	Westfield Group - REIT	71,392
11,240	Westfield Retail Trust - REIT	33,404

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	AUSTRALIA (Continued)
4,405	Westpac Banking Corp.	$141,206
3,627	Woolworths Ltd.	126,860
5,575	WorleyParsons Ltd.	83,476
		4,295,738
	AUSTRIA – 0.1%
558	CA Immobilien Anlagen A.G.*	10,347
506	Conwert Immobilien Invest S.E.	6,214
2,394	Oesterreichische Post A.G.	111,542
4,974	Wienerberger A.G.	89,303
		217,406
	BELGIUM – 0.2%
145	Ackermans & Van Haaren N.V.	18,404
3,696	Ageas	155,473
610	Arseus N.V.*	33,273
138	Befimmo S.A. - REIT*	10,299
144	Cofinimmo - REIT*	17,219
1,172	Colruyt S.A.	65,679
246	Groupe Bruxelles Lambert S.A.	25,614
721	KBC Ancora*	24,678
511	NV Bekaert S.A.	19,342
		369,981
	BERMUDA – 2.3%
1,592	African Minerals Ltd.*	2,858
12,900	Aircastle Ltd.	216,462
700	Aspen Insurance Holdings Ltd.	32,165
11,400	Assured Guaranty Ltd.2	278,388
7,300	Axis Capital Holdings Ltd.	335,727
2,800	Bunge Ltd.	217,588
101,838	BW Offshore Ltd.	140,285
1,000	Cheung Kong Infrastructure Holdings Ltd.	6,834
800	Endurance Specialty Holdings Ltd.2	41,376
3,900	Everest Re Group Ltd.	624,078
4,000	First Pacific Co., Ltd.	4,531
1,852,000	GOME Electrical Appliances Holding Ltd.1	311,054
5,144	Gulf Keystone Petroleum Ltd.*	8,282
250	Kerry Logistics Network Ltd.*	397
15,000	Kerry Properties Ltd.	49,370
22,000	Li & Fung Ltd.	32,018
63,700	Marvell Technology Group Ltd.2	991,809
18,000	Noble Group Ltd.	19,902
3,000	NWS Holdings Ltd.	5,229
4,500	PartnerRe Ltd.	483,165

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	BERMUDA (Continued)
2,343	Petra Diamonds Ltd.*	$6,107
3,400	Platinum Underwriters Holdings Ltd.	218,110
4,000	Shangri-La Asia Ltd.	6,280
5,700	Signet Jewelers Ltd.	604,713
6,700	Validus Holdings Ltd.	250,111
9,000	Yue Yuen Industrial Holdings Ltd.	27,859
		4,914,698
	BRAZIL – 2.6%
55,500	AMBEV S.A. - ADR	390,720
58,500	CCR S.A.*	458,798
5,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	231,285
15,200	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	148,808
64,945	Cia Energetica de Minas Gerais - ADR	455,914
4,280	Cielo S.A.	76,476
40,600	CPFL Energia S.A.	329,831
37,300	EcoRodovias Infraestrutura e Logistica S.A.	241,751
82,800	EDP - Energias do Brasil S.A.	347,048
32,395	Localiza Rent a Car S.A.	513,334
1,800	Lojas Renner S.A.	54,402
21,100	Natura Cosmeticos S.A.	363,644
25,100	Qualicorp S.A.*	264,411
5,900	Raia Drogasil S.A.	50,038
52,300	Souza Cruz S.A.	535,770
16,600	Telefonica Brasil S.A. - ADR1	333,826
1,600	Tim Participacoes S.A. - ADR	43,584
3,400	Totvs S.A.	59,280
34,000	Tractebel Energia S.A.*	503,861
1,200	Ultrapar Participacoes S.A.	28,844
18,980	WEG S.A.	220,359
		5,651,984
	CANADA – 2.9%
12,900	Advantage Oil & Gas Ltd.*	77,569
3,200	Aecon Group, Inc.	49,728
500	AGF Management Ltd. - Class B1	5,930
2,300	Agnico Eagle Mines Ltd.	69,978
1,000	Agrium, Inc.	89,791
1,900	Aimia Inc.3	33,924
3,400	Alacer Gold Corp.	7,431
200	Alaris Royalty Corp.	5,030
1,800	Alimentation Couche Tard, Inc. - Class B	48,872
400	Allied Properties Real Estate Investment Trust - REIT	12,919
500	Artis Real Estate Investment Trust - REIT	7,254
700	ATS Automation Tooling Systems, Inc.*	9,516

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
300	AutoCanada, Inc.	$22,366
5,300	B2Gold Corp.*	12,855
300	Badger Daylighting Ltd.	9,684
2,200	Bank of Montreal	154,769
1,000	Bank of Nova Scotia	64,217
14,500	Bankers Petroleum Ltd.*	87,056
2,000	Barrick Gold Corp.1	32,463
700	Bell Aliant, Inc.1	18,438
800	Bellatrix Exploration Ltd.*	7,009
200	BlackBerry Ltd.*	1,525
200	Boardwalk Real Estate Investment Trust - REIT	11,845
1,600	Brookfield Asset Management, Inc. - Class A	68,763
2,700	CAE, Inc.	36,604
600	Calloway Real Estate Investment Trust - REIT	14,857
900	Cameco Corp.	17,995
500	Canaccord Genuity Group, Inc.	5,045
500	Canadian Apartment Properties REIT - REIT	10,292
1,700	Canadian Imperial Bank of Commerce	149,979
1,800	Canadian National Railway Co.1	109,165
4,800	Canadian Natural Resources Ltd.	195,355
500	Canadian Pacific Railway Ltd.	83,685
400	Canadian Real Estate Investment Trust - REIT	16,763
500	Canadian Tire Corp. Ltd. - Class A	48,229
4,300	Canfor Corp.*	94,899
500	Catamaran Corp.*	22,028
6,700	Celestica, Inc.*	79,401
3,000	Cenovus Energy, Inc.	89,283
11,300	Centerra Gold, Inc.	48,043
900	Chartwell Retirement Residences - REIT	8,765
300	CI Financial Corp.	9,617
1,400	Cineplex, Inc.	51,711
600	Cogeco Cable, Inc.	34,629
600	Cominar Real Estate Investment Trust - REIT	10,420
300	Constellation Software, Inc.	67,786
1,300	Corus Entertainment, Inc. - Class B	30,045
800	Cott Corp.	5,637
900	Crescent Point Energy Corp.1	36,895
600	DeeThree Exploration Ltd.*	5,716
1,100	Detour Gold Corp.*	10,540
300	DH Corp.	8,975
700	Dollarama, Inc.	59,051
500	Dominion Diamond Corp.*	6,562
400	Dorel Industries, Inc. - Class B	15,199
500	Dream Office Real Estate Investment Trust - REIT	13,446

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
7,900	Dundee Precious Metals, Inc.*	$26,156
6,600	Encana Corp.	153,694
500	Enerflex Ltd.	7,530
7,400	Enerplus Corp.1	168,433
1,300	Ensign Energy Services, Inc.	19,459
1,000	Extendicare, Inc.	6,779
3,200	Finning International, Inc.	86,057
1,000	First Majestic Silver Corp.*	8,383
400	FirstService Corp.	19,946
1,100	Fortuna Silver Mines, Inc.*	4,251
2,000	Genworth MI Canada, Inc.	71,014
100	George Weston Ltd.	7,286
1,400	Gibson Energy, Inc.	40,465
300	Granite Real Estate Investment Trust*	11,012
600	Great-West Lifeco, Inc.1	16,075
800	H&R Real Estate Investment Trust - REIT	17,220
200	Home Capital Group, Inc.	8,994
2,800	Horizon North Logistics, Inc.	20,142
1,700	Husky Energy, Inc.	57,336
200	IGM Financial, Inc.	9,459
200	Imperial Oil Ltd.1	9,848
3,200	Industrial Alliance Insurance & Financial Services, Inc.	122,859
2,700	Intertape Polymer Group, Inc.	30,753
2,600	Ithaca Energy, Inc.*	5,947
600	Jean Coutu Group PJC, Inc. - Class A	13,004
700	Keyera Corp.	47,405
8,300	Kinross Gold Corp.	31,231
13,000	Kodiak Oil & Gas Corp.*2	165,490
700	Labrador Iron Ore Royalty Corp.	18,128
700	Laurentian Bank of Canada	30,646
4,100	Legacy Oil + Gas, Inc.*	32,141
2,200	Linamar Corp.	122,245
129	Loblaw Cos. Ltd.	5,437
2,000	Magna International, Inc.	204,630
100	Manitoba Telecom Services, Inc.	2,974
8,900	Manulife Financial Corp.	162,930
600	Maple Leaf Foods, Inc.	10,353
1,000	Methanex Corp.	57,364
600	Mullen Group Ltd.	16,103
1,200	National Bank of Canada	50,355
2,500	Nevsun Resources Ltd.	8,346
300	North West Co., Inc.	6,585
1,800	OceanaGold Corp.*	4,250
1,100	Onex Corp.	68,427

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
2,000	Open Text Corp.	$93,314
3,500	Osisko Mining Corp.*	26,049
500	Paramount Resources Ltd. - Class A*	26,307
900	Parex Resources, Inc.*	9,736
900	Pason Systems, Inc.	24,527
4,800	Pengrowth Energy Corp.	30,324
700	Power Corp. of Canada	18,838
3,300	Precision Drilling Corp.	42,821
400	Pretium Resources, Inc.*1	2,560
900	Quebecor, Inc. - Class B	21,780
700	RioCan Real Estate Investment Trust - REIT	17,644
900	Rogers Communications, Inc. - Class B	36,372
800	RONA, Inc.	8,079
2,500	Royal Bank of Canada	172,093
1,100	ShawCor Ltd.	55,776
2,500	Sherritt International Corp.	10,675
2,000	Silver Standard Resources, Inc.*	13,041
1,200	Stantec, Inc.	74,271
2,900	Sun Life Financial, Inc.	98,155
7,100	Suncor Energy, Inc.	273,248
700	Tahoe Resources, Inc.*	14,519
4,500	Teck Resources Ltd. - Class B	100,309
14,400	Tesco Corp.*	306,720
200	TMX Group Ltd.	10,597
2,200	Toronto-Dominion Bank	109,077
2,800	Transcontinental, Inc. - Class A	38,321
2,000	TransGlobe Energy Corp.*	13,871
6,300	Trinidad Drilling Ltd.	66,817
600	Uranium Participation Corp.*	2,772
900	Valeant Pharmaceuticals International, Inc.*1	118,146
1,600	Vermilion Energy, Inc.	108,044
600	West Fraser Timber Co., Ltd.	27,557
600	Westshore Terminals Investment Corp.	18,487
7,100	Wi-Lan, Inc.	22,198
		6,305,736
	CAYMAN ISLANDS – 0.5%
33,000	ANTA Sports Products Ltd.	48,550
6,800	ASM Pacific Technology Ltd.1	76,230
123,000	Belle International Holdings Ltd.1	122,353
6,700	Fresh Del Monte Produce, Inc.	194,099
50,000	Geely Automobile Holdings Ltd.1	18,747
13,000	HKT Trust and HKT Ltd.	14,178
10,800	MGM China Holdings Ltd.	37,706

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CAYMAN ISLANDS (Continued)
1,324	Phoenix Group Holdings	$14,448
8,400	Sands China Ltd.	61,382
360,000	Sino Biopharmaceutical Ltd.	293,881
11,500	Tencent Holdings Ltd.*	162,185
8,000	Tingyi Cayman Islands Holding Corp.	22,828
6,400	Wynn Macau Ltd.1	26,656
		1,093,243
	CHILE – 1.1%
19,300	Banco Santander Chile - ADR	484,430
108,177	Cencosud S.A.	379,005
239,923	Empresa Nacional de Electricidad S.A.*	354,138
4,590	Empresas COPEC S.A.	61,068
35,600	Enersis S.A. - ADR	576,720
45,014	S.A.C.I. Falabella	420,286
3,700	Sociedad Quimica y Minera de Chile S.A. - B Shares - ADR1	111,888
		2,387,535
	CHINA – 0.3%
8,000	China Shenhua Energy Co., Ltd. - Class H	21,976
120,000	China Telecom Corp. Ltd. - Class H	60,473
146,000	PetroChina Co., Ltd. - Class H	174,705
16,800	Sinopharm Group Co., Ltd. - Class H1	45,671
36,000	Tsingtao Brewery Co., Ltd. - Class H	283,688
		586,513
	CURACAO – 0.1%
5,300	Orthofix International N.V.*	167,957
800	Schlumberger Ltd.	83,232
		251,189
	DENMARK – 0.5%
44	AP Moeller - Maersk A/S - Class B	115,141
829	Auriga Industries A/S - B Shares*	34,636
1,188	Coloplast A/S - Class B	102,632
1,113	GN Store Nord A/S	30,714
507	NKT Holding A/S	34,785
2,373	Novo Nordisk A/S - Class B	100,473
2,303	Pandora A/S	170,895
170	Rockwool International A/S - B Shares	33,977
993	Royal Unibrew A/S	159,805
594	Sydbank A/S*	15,880
8,358	TDC A/S	81,376
408	Topdanmark A/S*	12,489

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	DENMARK (Continued)
1,557	Vestas Wind Systems A/S*	$83,674
		976,477
	FINLAND – 0.4%
209	Caverion Corp.*	2,223
2,444	Citycon OYJ*	8,998
1,981	Huhtamaki OYJ	53,793
3,076	Neste Oil OYJ	62,980
14,732	Orion OYJ - Class B	464,579
84,442	Outokumpu OYJ*	29,773
650	Ramirent OYJ	7,131
1,808	Rautaruukki OYJ*	26,233
1,212	Sampo - A Shares	61,168
2,500	Sponda OYJ	12,926
1,286	Tieto OYJ	35,732
5,040	UPM-Kymmene OYJ	88,819
		854,355
	FRANCE – 2.1%
409	Alten S.A.*	21,002
3,818	AXA S.A.	94,365
729	BNP Paribas S.A.	51,038
5,118	Bull*	34,913
3,148	Cie Generale des Etablissements Michelin	387,660
6,872	CNP Assurances	148,283
1,054	Compagnie de Saint-Gobain	60,128
3,064	Electricite de France	107,572
17,409	GDF Suez	485,879
957	Iliad S.A.	305,952
1,037	Ipsen S.A.	50,869
769	Klepierre - REIT	37,343
5,696	Lagardere SCA	198,452
1,407	Natixis	9,593
246	Nexity S.A.*	10,350
20,626	Orange S.A.	345,035
3,291	Plastic Omnium S.A.	111,910
520	Rallye S.A.*	27,076
166	Renault S.A.	15,610
3,273	Safran S.A.	222,212
1,739	Sanofi	185,922
1,418	Schneider Electric S.A.	133,582
1,351	SCOR S.E.	47,142
341	Societe BIC S.A.	44,559
6,916	Societe Generale S.A.	398,643
675	Suez Environnement Co.	13,568

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	FRANCE (Continued)
27,059	Technicolor S.A.*	$199,731
2,165	Teleperformance	135,534
3,019	Thales S.A.	180,822
3,823	Total S.A.	268,400
363	Unibail-Rodamco S.E. - REIT	101,513
489	Valeo S.A.	65,691
2,615	Vivendi S.A.	68,569
		4,568,918
	GERMANY – 2.2%
468	Alstria Office REIT A.G. - REIT	6,270
1,888	Aurelius A.G.	69,955
19,291	Balda A.G.	88,265
382	BASF S.E.	44,024
2,781	Bayer A.G.	402,552
1,369	Bechtle A.G.	121,082
110	Bertrandt A.G.	17,103
1,923	Celesio A.G.	68,502
17,103	Commerzbank A.G.*	272,111
1,378	Continental A.G.	325,859
474	Deutsche Boerse A.G.	36,206
476	Deutsche Euroshop A.G.	23,700
10,831	Deutsche Lufthansa A.G.*	286,225
9,388	Deutsche Post A.G.	348,684
7,082	Deutsche Telekom A.G.	119,587
3,846	Drillisch A.G.	142,092
619	Duerr A.G.	53,040
3,804	Freenet A.G.	118,243
694	Grammer A.G.	40,610
1,085	HeidelbergCement A.G.	93,536
14,297	Heidelberger Druckmaschinen A.G.*	48,578
873	Krones A.G.	85,126
268	LEG Immobilien A.G.	18,915
2,690	Merck KGaA	462,618
2,701	Metro A.G.*	113,026
1,677	Morphosys A.G.*	152,139
9,745	OSRAM Licht A.G.*	495,201
3,098	ProSiebenSat.1 Media A.G.	141,180
2,286	QSC A.G.	10,822
3,261	Rhoen Klinikum A.G.	107,552
5,659	RWE A.G.	227,308
13	Stada Arzneimittel A.G.	611
4,701	United Internet A.G.1	217,635

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	GERMANY (Continued)
421	Wincor Nixdorf A.G.	$27,423
		4,785,780
	GUERNSEY – 0.1%
41,091	Resolution Ltd.	216,042

	HONG KONG – 0.7%
35,000	AIA Group Ltd.	175,723
4,800	Bank of East Asia Ltd.	19,560
11,000	BOC Hong Kong Holdings Ltd.	33,158
13,000	Cathay Pacific Airways Ltd.1	23,706
6,000	Cheung Kong Holdings Ltd.	107,403
6,500	China Mobile Ltd.	63,706
16,000	China Resources Enterprise Ltd.	44,937
5,000	CLP Holdings Ltd.	41,200
8,000	Galaxy Entertainment Group Ltd.*	64,103
2,900	Hang Seng Bank Ltd.	47,920
4,699	Henderson Land Development Co., Ltd.	30,686
18,200	Hong Kong & China Gas Co., Ltd.	44,026
3,000	Hong Kong Exchanges and Clearing Ltd.	55,937
1,000	Hopewell Holdings Ltd.1	3,481
6,000	Hutchison Whampoa Ltd.	80,635
11,000	Hysan Development Co., Ltd.	53,936
7,000	MTR Corp. Ltd.	26,522
14,000	New World Development Co., Ltd.	16,126
8,000	PCCW Ltd.	4,375
5,500	Power Assets Holdings Ltd.	47,974
16,000	Sino Land Co., Ltd.	24,850
19,000	SJM Holdings Ltd.	54,668
131,500	Sun Art Retail Group Ltd.1	154,517
5,000	Sun Hung Kai Properties Ltd.	68,500
1,500	Swire Pacific Ltd. - Class A	17,840
2,000	Swire Properties Ltd.	6,254
5,500	The Link - REIT	29,369
8,000	Wharf Holdings Ltd.	56,796
3,000	Wheelock & Co., Ltd.	12,155
		1,410,063
	INDIA – 0.1%
4,400	Dr Reddy's Laboratories Ltd. - ADR	180,884

	INDONESIA – 0.4%
263,000	Bank Central Asia Tbk P.T.	242,993
5,000	Gudang Garam Tbk P.T.	22,324
332,000	Perusahaan Gas Negara Persero Tbk P.T.	154,416
147,500	Semen Indonesia Persero Tbk P.T.	186,261

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	INDONESIA (Continued)
1,440,000	Telekomunikasi Indonesia Persero Tbk P.T.	$318,425
		924,419
	IRELAND – 0.5%
3,300	Alkermes PLC*	151,173
1,006	DCC PLC	59,188
1,300	Eaton Corp. PLC	95,797
700	Endo International PLC*	49,413
13,977	Greencore Group PLC	68,289
400	Ingersoll-Rand PLC2	23,928
3,800	Jazz Pharmaceuticals PLC*2	539,068
9,461	UDG Healthcare PLC	54,553
		1,041,409
	ISLE OF MAN – 0.0%
12,000	Genting Singapore PLC1	12,876
2,641	Playtech PLC	30,258
		43,134
	ISRAEL – 0.1%
722	Alony Hetz Properties & Investments Ltd. - REIT	5,312
70	Babylon Ltd.*	93
218	Elbit Systems Ltd.	13,641
763	Gazit-Globe Ltd.	9,881
35,036	Israel Discount Bank Ltd. - Class A*	61,698
384	Osem Investments Ltd.*	8,800
238	Paz Oil Co., Ltd.	38,954
463	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	22,451
2,019	Shikun & Binui Ltd.	4,920
324	Strauss Group Ltd.	6,166
		171,916
	ITALY – 0.8%
56	Ansaldo STS S.p.A.	601
2,353	Autogrill S.p.A.*	22,549
674	Banca Generali S.p.A.	19,711
19,330	Banca Popolare di Milano Scarl*	17,683
8,185	Beni Stabili S.p.A. - REIT1	7,233
3,907	Brembo S.p.A.	153,691
15,198	Enel S.p.A.	86,082
3,259	ERG S.p.A.	48,645
33,342	Fiat S.p.A.*	349,265
6,782	Geox S.p.A.	27,352
17,552	Hera S.p.A.	50,245
31,421	Intesa Sanpaolo S.p.A.	105,365
10,089	Iren S.p.A.	15,977

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	ITALY (Continued)
15,203	Mediobanca S.p.A.*	$152,581
11,906	Recordati S.p.A.	200,567
3,277	Safilo Group S.p.A.*	76,522
21,632	Saras S.p.A.*	32,032
43,263	Unione di Banche Italiane SCpA	398,849
4,099	Unipol Gruppo Finanziario S.p.A.	24,701
		1,789,651
	JAPAN – 5.5%
2,000	77 Bank Ltd.	9,633
800	Accordia Golf Co., Ltd.	10,271
2	Activia Properties, Inc. - REIT	16,807
50	Adastria Holdings Co., Ltd.	1,144
3,900	ADEKA Corp.*	45,286
700	Aderans Co., Ltd.	10,484
11	Advance Residence Investment Corp. - REIT	27,186
300	Aeon Mall Co., Ltd.	7,577
1,400	Alfresa Holdings Corp.*	84,894
1,800	Alpine Electronics, Inc.	22,141
900	Alps Electric Co., Ltd.*	10,456
2,700	AnGes MG, Inc.*	11,439
2,000	AOKI Holdings, Inc.*	28,195
2,000	Aoyama Trading Co., Ltd.	54,164
500	Arcland Sakamoto Co., Ltd.	10,209
1,600	Arcs Co., Ltd.	32,418
12,000	Asahi Kasei Corp.	90,054
10,000	Astellas Pharma, Inc.	128,651
1,400	BIC Camera, Inc.	10,325
1,700	Bridgestone Corp.	61,751
2,200	Brother Industries Ltd.	35,028
3,000	Bunka Shutter Co., Ltd.*	20,272
2,000	Calsonic Kansei Corp.*	12,544
3,400	Canon, Inc.	112,080
1,300	Casio Computer Co., Ltd.	17,423
1,300	Central Japan Railway Co.	172,874
300	Century Tokyo Leasing Corp.	9,354
2,000	Chiyoda Corp.	23,756
5,500	CKD Corp.	47,550
1,000	Coca-Cola West Co., Ltd.	16,728
3,300	Comsys Holdings Corp	59,767
2,100	Credit Saison Co., Ltd.	38,021
1,600	CyberAgent, Inc.	64,129
6,000	Dai Nippon Printing Co., Ltd.	60,471
400	Daibiru Corp.	4,000

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
1,600	Daihatsu Motor Co., Ltd.	$27,733
2,100	Daiichikosho Co., Ltd.	62,002
900	Daikoku Denki Co., Ltd.*	13,509
3,000	Daikyo, Inc.	6,432
1,000	Daio Paper Corp.*	11,917
2,000	Daishi Bank Ltd.*	7,021
200	Daito Trust Construction Co., Ltd.	21,721
1,000	Daiwa House Industry Co., Ltd.	18,797
2	Daiwa House REIT Investment Corp. - REIT	8,598
3	Daiwa House Residential Investment Corp. - REIT	13,140
2	Daiwa Office Investment Corp. - REIT	10,167
3,000	Daiwa Securities Group, Inc.	24,368
2,600	Dena Co., Ltd.	34,120
1,800	Denso Corp.	82,910
1,200	Dentsu, Inc.	47,644
2,000	Doutor Nichires Holdings Co., Ltd.*	34,186
3,100	DTS Corp.*	53,619
100	Earth Chemical Co., Ltd.*	3,699
800	East Japan Railway Co.	61,240
600	Eiken Chemical Co., Ltd.	10,064
900	Eizo Corp.*	23,436
2,300	en-japan, Inc.	41,027
900	Exedy Corp.*	24,353
2,000	Ezaki Glico Co., Ltd.*	25,704
4,500	Fields Corp.*	60,344
6	Frontier Real Estate Investment Corp. - REIT*	32,583
19,000	Fuji Electric Co., Ltd.	83,930
4,600	Fuji Heavy Industries Ltd.	122,672
600	Fuji Machine Manufacturing Co., Ltd.	4,847
800	Fuji Oil Co., Ltd.*	10,025
900	Fuji Seal International, Inc.*	27,156
5,100	FUJIFILM Holdings Corp.	132,497
1,200	Fujitec Co., Ltd.	13,456
2,000	Fujitsu General Ltd.*	21,763
21,000	Fujitsu Ltd.	142,989
5	Fukuoka REIT Co. - REIT*	8,540
100	Fuyo General Lease Co., Ltd.*	3,996
2	Global One Real Estate Investment Corp. - REIT*	6,069
17	GLP J-Reit - REIT	18,050
6,700	Gulliver International Co., Ltd.	51,746
8,100	Hakuhodo DY Holdings, Inc.*	73,579
3,000	Hankyu Hanshin Holdings, Inc.	16,710
1	Hankyu Reit, Inc. - REIT	5,412
3,000	Haseko Corp.*	21,837

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
18,200	Hazama Ando Corp.	$88,326
300	Heiwa Real Estate Co., Ltd.*	4,598
1,000	Higo Bank Ltd.	5,193
5,600	Hino Motors Ltd.	71,101
500	HIS Co., Ltd.	14,844
1,400	Hitachi Chemical Co., Ltd.*	21,808
4,000	Hitachi Kokusai Electric, Inc.*	49,884
200	Hogy Medical Co., Ltd.	10,755
2,000	Hokkoku Bank Ltd.	6,555
300	Honda Motor Co., Ltd.	10,531
2,400	Hoya Corp.	74,551
700	Hulic Co., Ltd.	9,212
3,000	Hyakugo Bank Ltd.	11,726
3,000	Hyakujushi Bank Ltd.*	10,186
100	IBJ Leasing Co., Ltd.*	2,399
2,100	Ichiyoshi Securities Co., Ltd.*	27,601
900	Idemitsu Kosan Co., Ltd.	18,733
80	Iida Group Holdings Co., Ltd.*	1,210
3,800	Inabata & Co., Ltd.*	33,676
1	Industrial & Infrastructure Fund Investment Corp. - REIT	8,934
4,000	Isuzu Motors Ltd.	24,559
2,000	ITOCHU Corp.	23,744
1,500	Izumi Co., Ltd.*	47,067
4,000	J Front Retailing Co., Ltd.	28,876
1,800	Japan Airlines Co., Ltd.	94,152
300	Japan Airport Terminal Co., Ltd.	7,751
10	Japan Excellent, Inc. - REIT*	13,636
22	Japan Hotel REIT Investment Corp. - REIT	10,277
8	Japan Logistics Fund, Inc. - REIT*	17,898
4	Japan Real Estate Investment Corp. - REIT	23,444
10	Japan Rental Housing Investments, Inc. - REIT	6,348
4	Japan Retail Fund Investment Corp. - REIT	8,813
6,300	JFE Holdings, Inc.	120,206
6,000	JGC Corp.	173,208
2,000	Juroku Bank Ltd.*	6,949
4,400	Justsystems Corp.*	36,205
6,000	Kawasaki Heavy Industries Ltd.	22,704
2,400	KDDI Corp.	143,407
11,000	Keiyo Bank Ltd.*	50,780
3	Kenedix Office Investment Corp.	15,718
1,800	Kenedix, Inc.*	7,887
4,000	Kinden Corp.*	34,449
300	Kintetsu World Express, Inc.	11,609
2,000	Kirin Holdings Co., Ltd.	28,396

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
2,900	Kissei Pharmaceutical Co., Ltd.*	$66,859
600	Kiyo Bank Ltd.*	7,261
50,000	Kobe Steel Ltd.	69,622
500	Kokuyo Co., Ltd.*	3,872
4,200	Komori Corp.	54,448
20,300	Konica Minolta, Inc.	175,793
1,200	Kose Corp.	42,418
3,000	Kurimoto, Ltd.	7,282
3,700	KYORIN Holdings, Inc.	71,662
200	Kyoritsu Maintenance Co., Ltd.*	7,430
1,800	Leopalace21 Corp.*	8,229
500	Mabuchi Motor Co., Ltd.	37,232
2,000	Maeda Road Construction Co., Ltd.*	32,308
300	Mandom Corp.*	10,227
9,000	Marubeni Corp.	61,662
500	Maruichi Steel Tube Ltd.	12,322
1,000	Marusan Securities Co., Ltd.	7,202
900	Matsumotokiyoshi Holdings Co., Ltd.*	30,845
13,000	Mazda Motor Corp.*	56,650
4,300	Medipal Holdings Corp.*	60,587
1,300	Meitec Corp.	39,668
400	Melco Holdings, Inc.*	6,995
2,000	Mitsubishi Corp.	39,640
17,000	Mitsubishi Electric Corp.	198,762
4,000	Mitsubishi Estate Co., Ltd.	97,697
12,100	Mitsubishi Motors Corp.	123,763
46,500	Mitsubishi UFJ Financial Group, Inc.	262,461
2,000	Mitsui Fudosan Co., Ltd.	63,707
29,600	Mizuho Financial Group, Inc.	57,815
400	Mochida Pharmaceutical Co., Ltd.*	27,044
10	Mori Hills REIT Investment Corp. - REIT*	13,565
11	Mori Trust Sogo Reit, Inc. - REIT	17,404
2,000	MS&AD Insurance Group Holdings	47,687
5,800	Namco Bandai Holdings, Inc.	127,156
2,100	Namura Shipbuilding Co., Ltd.	17,145
1,000	Nanto Bank Ltd.*	3,864
2,500	NEC Networks & System Integration Corp.*	57,704
2,200	Nexon Co., Ltd.	19,385
4,400	NHK Spring Co., Ltd.	41,044
5,000	Nihon Nohyaku Co., Ltd.*	53,006
1,000	Nippo Corp.*	15,773
4	Nippon Accommodations Fund, Inc. - REIT*	14,604
4	Nippon Building Fund, Inc. - REIT	23,489
3,000	Nippon Flour Mills Co., Ltd.*	15,896

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
3,600	Nippon Konpo Unyu Soko Co., Ltd.*	$61,781
1,000	Nippon Meat Packers, Inc.	19,522
2,000	Nippon Road Co., Ltd.*	10,658
1,000	Nippon Seiki Co., Ltd.*	17,405
1,000	Nippon Shinyaku Co., Ltd.	19,530
5,000	Nippon Synthetic Chemical Industry Co., Ltd.*	36,248
1,200	Nippon Telegraph & Telephone Corp.	71,042
9,000	Nippon Yusen KK	26,645
8,000	Nishimatsu Construction Co., Ltd.*	31,527
200	Nishio Rent All Co., Ltd.	8,110
2,100	Nitto Kogyo Corp.*	40,802
2,000	NOF Corp.*	15,516
9,800	Nomura Holdings, Inc.	64,793
200	Nomura Real Estate Holdings, Inc.	3,866
2	Nomura Real Estate Residential Fund, Inc. - REIT	11,223
27,800	North Pacific Bank Ltd.	108,531
700	NTT Data Corp.	25,610
3,600	NTT DOCOMO, Inc.	60,019
1,400	Obara Group, Inc.*	53,778
2,000	Oji Holdings Corp.	8,476
1,700	Okabe Co., Ltd.*	23,142
6,000	Oki Electric Industry Co., Ltd.*	12,398
100	Okinawa Electric Power Co., Inc.	3,240
1,000	Okumura Corp.	4,254
2,300	Omron Corp.	86,790
3,400	ORIX Corp.	54,386
20	Orix JREIT, Inc. - REIT	26,767
7,000	Osaka Gas Co., Ltd.	27,915
600	Otsuka Holdings Co., Ltd.	16,989
800	Pal Co., Ltd.	17,944
1,000	PanaHome Corp.	7,357
17,700	Panasonic Corp.	190,987
2,100	Pasona Group, Inc.	10,207
1,600	Plenus Co., Ltd.*	35,479
1,900	Pocket Card Co., Ltd.	13,373
2	Premier Investment Corp. - REIT	7,811
100	Relo Holdings, Inc.	5,781
1,000	Rengo Co., Ltd.	4,757
38,600	Resona Holdings, Inc.	202,795
800	Resorttrust, Inc.*	14,814
7,100	Ricoh Co., Ltd.	87,221
600	Rohm Co., Ltd.	34,409
1,700	Rohto Pharmaceutical Co., Ltd.	26,152
300	Roland DG Corp.*	11,037

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
2,000	Round One Corp.*	$13,418
200	Ryohin Keikaku Co., Ltd.	21,784
200	Ryosan Co., Ltd.	3,980
200	Saint Marc Holdings Co., Ltd.*	9,758
200	Sangetsu Co., Ltd.	5,231
400	Sankyo Co., Ltd.	14,928
4,000	Sankyu, Inc.*	17,861
700	Secom Co., Ltd.	42,851
2,300	Seikagaku Corp.*	25,822
2,500	Seiko Epson Corp.	87,279
9,000	Seino Holdings Co., Ltd.	98,920
6,000	Sekisui Chemical Co., Ltd.*	65,334
2,000	Sekisui House Ltd.	26,431
10	Sekisui House SI Investment Co. - REIT	9,824
800	Seria Co., Ltd.	32,799
1,400	Seven & I Holdings Co., Ltd.	56,229
800	Shimamura Co., Ltd.*	77,571
12,000	Shindengen Electric Manufacturing Co., Ltd.*	62,450
4,700	Shionogi & Co., Ltd.	94,698
1,600	Showa Corp.*	17,523
4,700	SKY Perfect JSAT Holdings, Inc.	24,527
1,600	SoftBank Corp.	116,310
1,000	Sohgo Security Services Co., Ltd.*	24,511
25,900	Sojitz Corp.	41,451
1,800	Sosei Group Corp.*	49,486
4,000	Sotetsu Holdings, Inc.*	14,306
2,400	Square Enix Holdings Co., Ltd.	37,515
5,000	Sumitomo Chemical Co., Ltd.	18,635
26,000	Sumitomo Heavy Industries Ltd.	115,949
5,600	Sumitomo Mitsui Financial Group, Inc.	227,238
160	Sumitomo Real Estate Sales Co., Ltd.*	4,821
1,000	Sumitomo Realty & Development Co., Ltd.	43,191
300	Sundrug Co., Ltd.	13,496
2,000	Suzuken Co., Ltd.	70,995
3,400	Suzuki Motor Corp.	101,596
15,000	Taiheiyo Cement Corp.	56,865
10,000	Taisei Corp.	51,707
1,500	Takasago Thermal Engineering Co., Ltd.*	15,709
6,000	Takashimaya Co., Ltd.	59,188
500	Takata Corp.	11,203
400	Takeuchi Manufacturing Co., Ltd.*	12,104
8,000	Takuma Co., Ltd.*	48,370
1,100	TDK Corp.	47,254
1,600	Tecmo Koei Holdings Co., Ltd.	19,415

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
3,700	THK Co., Ltd.*	$82,094
3,000	Toagosei Co., Ltd.*	13,169
600	TOC Co., Ltd.*	3,971
1,200	Tokai Rika Co., Ltd.*	21,341
36,500	Tokyo Electric Power Co., Inc.*	148,375
500	Tokyo Electron Ltd.	30,165
8,000	Tokyo Gas Co., Ltd.	45,409
1,000	Tokyo Tatemono Co., Ltd.	9,182
7,000	Tokyu Corp.	47,936
1,000	Tokyu Fudosan Holdings, Corp.*	7,916
10	Tokyu, Inc. - REIT	13,682
2	Top, Inc. - REIT	9,230
10,000	Tosoh Corp.	47,889
6,000	TOTO Ltd.	76,334
8,000	Toyo Seikan Group Holdings Ltd.	118,503
1,000	Toyo Tire & Rubber Co., Ltd.	8,802
2,400	Toyoda Gosei Co., Ltd.	47,867
4,500	Toyota Motor Corp.	254,862
4,000	Transcosmos, Inc.	81,229
2,100	TS Tech Co., Ltd.*	56,603
2,000	Tsubakimoto Chain Co.*	15,508
1,800	Tsuruha Holdings, Inc.	96,758
2,500	TV Asahi Corp.*	43,854
38	UACJ Corp.*	134
18,000	Ube Industries Ltd.	29,682
2,400	Ulvac, Inc.*	52,396
6	United Urban Investment Corp. - REIT	9,618
400	Welcia Holdings Co., Ltd.	24,163
2,200	West Japan Railway Co.	93,823
3,000	Yokogawa Bridge Holdings Corp.	39,746
		11,703,642
	JERSEY – 0.3%
21,457	Beazley PLC	88,082
6,012	Centamin PLC*	6,132
1,100	Delphi Automotive PLC	75,966
8,843	Kentz Corp. Ltd.	107,775
4,661	Shire PLC	268,818
		546,773
	LUXEMBOURG – 0.0%
793	GAGFAH S.A.*	13,224

	MALAYSIA – 2.7%
113,900	AMMB Holdings Bhd	260,291
273,200	Axiata Group Bhd	589,381

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	MALAYSIA (Continued)
62,300	CIMB Group Holdings Bhd	$142,412
182,000	DiGi.Com Bhd	307,189
83,700	Genting Bhd	253,621
153,500	IOI Corp. Bhd	235,625
139,300	Malayan Banking Bhd	428,528
264,500	Maxis Bhd	541,004
269,200	Petronas Chemicals Group Bhd	564,950
87,700	Public Bank Bhd	589,792
198,500	Sime Darby Bhd	590,300
307,900	Telekom Malaysia Bhd	592,489
154,400	Tenaga Nasional Bhd	579,984
50,100	UMW Holdings Bhd	168,465
		5,844,031
	MALTA – 0.0%
1,348	Kambi Group PLC*	4,021
1,348	Unibet Group PLC*	64,221
		68,242
	MAURITIUS – 0.0%
31,000	Golden Agri-Resources Ltd.	14,238

	MEXICO – 1.1%
64,400	Alfa S.A.B. de C.V. - Class A	180,229
13,300	America Movil S.A.B. de C.V. - Series L - ADR	257,089
32,800	Arca Continental S.A.B. de C.V.	213,564
3,500	Coca-Cola Femsa S.A.B. de C.V. - Series L - ADR	403,655
90,100	Genomma Lab Internacional S.A.B. de C.V. - Class B*	229,937
120,700	Grupo Bimbo S.A.B. de C.V. - Series A	349,243
7,100	Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR	95,140
22,800	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	60,953
24,700	Mexichem S.A.B. de C.V.	98,154
182,600	Wal-Mart de Mexico S.A.B. de C.V. - Series V	465,146
		2,353,110
	NETHERLANDS – 1.4%
87	Aalberts Industries N.V.	2,864
4,469	Aegon N.V.	38,830
4,512	Airbus Group N.V.	323,662
2,459	Akzo Nobel N.V.	184,309
361	Eurocommercial Properties N.V.	17,399
9,417	ING Groep N.V.*	132,072
15,634	Koninklijke Ahold N.V.	284,303
2,305	Koninklijke Philips N.V.	72,790
14,800	LyondellBasell Industries N.V. - Class A	1,473,636
1,327	Nieuwe Steen Investments N.V. - REIT	8,372

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	NETHERLANDS (Continued)
1,441	Nutreco N.V.	$63,534
19,951	PostNL N.V.*	97,921
2,106	Randstad Holding N.V.	122,599
7,042	Reed Elsevier N.V.	157,516
180	Vastned Retail N.V. - REIT*	9,174
212	Wereldhave N.V. - REIT	18,897
		3,007,878
	NORWAY – 0.1%
5,788	DNO International A.S.A.*	21,023
38,384	Kvaerner A.S.A.	75,893
9,260	SpareBank 1 SMN	81,768
932	Tomra Systems A.S.A.	7,873
		186,557
	POLAND – 0.7%
1,395	Bank Pekao S.A.	85,402
1,409	Bank Zachodni WBK S.A.	170,276
25,420	Orange Polska S.A.	87,555
86,446	PGE S.A.	597,019
20,050	Polskie Gornictwo Naftowe i Gazownictwo S.A.	30,759
12,323	Powszechna Kasa Oszczednosci Bank Polski S.A.	165,009
1,931	Powszechny Zaklad Ubezpieczen S.A.	284,295
		1,420,315
	PUERTO RICO – 0.1%
4,200	Popular, Inc.*	126,756

	RUSSIAN FEDERATION – 0.4%
7,600	Gazprom OAO - ADR	62,092
2,545	Lukoil OAO - ADR	143,945
15,010	MMC Norilsk Nickel OJSC - ADR	289,543
3,400	Mobile Telesystems OJSC - ADR	62,866
26,101	Rosneft OAO - GDR GDR	170,508
4,614	Tatneft OAO - ADR	165,075
		894,029
	SINGAPORE – 0.6%
4,000	Ascendas Real Estate Investment Trust - REIT1	7,852
2,800	Avago Technologies Ltd.	197,876
4,000	CapitaCommercial Trust - REIT	5,392
3,000	CapitaLand Ltd.1	7,639
4,000	CapitaMall Trust - REIT	6,608
4,000	CapitaMalls Asia Ltd.	7,514
1,000	City Developments Ltd.	8,264
32,000	ComfortDelGro Corp. Ltd.	59,501
9,000	DBS Group Holdings Ltd.	121,342

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SINGAPORE (Continued)
11,400	Flextronics International Ltd.*	$115,938
22,000	Global Logistic Properties Ltd.	48,829
42,000	Hutchison Port Holdings Trust - Class U1	31,516
1,000	Jardine Cycle & Carriage Ltd.	34,775
640	Keppel - REIT	667
8,000	Keppel Corp. Ltd.	67,823
13,000	Keppel Land Ltd.	36,116
9,000	Oversea-Chinese Banking Corp. Ltd.	69,972
2,000	Sembcorp Industries Ltd.	8,631
8,000	Sembcorp Marine Ltd.	26,291
5,000	Singapore Airlines Ltd.	41,515
2,000	Singapore Exchange Ltd.	10,990
18,000	Singapore Press Holdings Ltd.1	58,869
3,000	Singapore Technologies Engineering Ltd.	9,263
29,000	Singapore Telecommunications Ltd.	90,227
9,000	StarHub Ltd.1	30,150
6,000	United Overseas Bank Ltd.	108,012
1,000	UOL Group Ltd.	5,265
16,000	Wilmar International Ltd.	40,998
50,000	Yangzijiang Shipbuilding Holdings Ltd.1	40,310
		1,298,145
	SOUTH AFRICA – 2.7%
7,789	Aspen Pharmacare Holdings Ltd.	201,198
4,798	Barclays Africa Group Ltd.	69,901
10,646	Bidvest Group Ltd.	296,118
83,993	FirstRand Ltd.	316,342
3,861	Kumba Iron Ore Ltd.	117,991
117,438	Life Healthcare Group Holdings Ltd.	461,283
10,802	Mediclinic International Ltd.	85,737
34,785	Mr Price Group Ltd.	560,543
19,587	MTN Group Ltd.	413,173
2,321	Naspers Ltd. - N Shares	256,381
20,389	Nedbank Group Ltd.	427,952
26,233	Netcare Ltd.	70,925
37,764	Sanlam Ltd.	211,056
4,673	Sasol Ltd.	262,998
23,109	Shoprite Holdings Ltd.	360,814
39,123	Standard Bank Group Ltd.	524,034
6,703	Steinhoff International Holdings Ltd.	33,909
7,823	Tiger Brands Ltd.	222,078
39,929	Truworths International Ltd.*	298,466
14,092	Vodacom Group Ltd.	170,973

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SOUTH AFRICA (Continued)
66,971	Woolworths Holdings Ltd.	$474,484
		5,836,356
	SOUTH KOREA – 2.4%
365	Amorepacific Corp.	518,413
1,960	Daelim Industrial Co., Ltd.	155,254
2,190	Daewoo International Corp.	69,279
1,609	Dongbu Insurance Co., Ltd.	91,130
588	E-Mart Co., Ltd.	135,085
2,018	Hyundai Glovis Co., Ltd.	521,785
419	Hyundai Mobis	118,456
241	Hyundai WIA Corp.	42,594
15,170	Kangwon Land, Inc.*	453,325
2,481	Kia Motors Corp.	143,281
14,600	KT Corp.	434,335
3,166	KT&G Corp.	257,821
742	LG Chem Ltd.	189,557
5,060	LG Display Co., Ltd.*	134,680
306	LG Household & Health Care Ltd.	153,179
34,800	LG Uplus Corp.	327,551
410	NAVER Corp.	305,398
41	Orion Corp.*	33,739
67	POSCO	18,994
1,706	Samsung C&T Corp.	122,283
1,119	Samsung Electro-Mechanics Co., Ltd.	69,115
229	Samsung Electronics Co., Ltd.	324,395
214	Samsung Engineering Co., Ltd.*	17,135
327	Samsung Fire & Marine Insurance Co., Ltd.	83,400
460	Samsung Life Insurance Co., Ltd.	45,086
387	Samsung Techwin Co., Ltd.	21,726
1,608	SK Telecom Co., Ltd.	345,636
		5,132,632
	SPAIN – 1.0%
3,478	Abengoa S.A.	16,587
5,057	ACS Actividades de Construccion y Servicios S.A.	224,753
81,611	Banco de Sabadell S.A.	269,743
29,669	Banco Santander S.A.	303,800
593	Bankinter S.A.	4,703
32,118	CaixaBank S.A.	195,410
127	Construcciones y Auxiliar de Ferrocarriles S.A.	59,294
3,115	Duro Felguera S.A.	20,595
628	Ebro Foods S.A.	14,254
10,134	Ence Energia y Celulosa S.A	29,214
156	Fomento de Construcciones y Contratas S.A.*	3,361

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SPAIN (Continued)
2,862	Gamesa Corp. Tecnologica S.A.*	$33,520
17,180	Gas Natural SDG S.A.	495,160
12,354	Iberdrola S.A.	88,935
2,542	Red Electrica Corp. S.A.	218,057
10,685	Sacyr S.A.*	72,483
		2,049,869
	SWEDEN – 0.6%
454	AarhusKarlshamn A.B.	29,800
141	Axfood A.B.	7,691
4,669	Bilia A.B. - A Shares	144,920
1,596	Castellum A.B.	27,471
1,146	Fabege A.B.	16,193
2,380	Haldex A.B.	30,072
1,160	Hufvudstaden A.B. - A Shares	16,744
8,053	Husqvarna A.B. - B Shares	63,149
654	ICA Gruppen A.B.	21,881
2,497	Intrum Justitia A.B.*	77,796
703	Investment A.B. Kinnevik - B Shares	27,906
1,112	Investor A.B. - B Shares	43,716
999	Kungsleden A.B.	7,805
4,144	Loomis A.B. - Class B	116,576
392	Lundbergforetagen A.B. - B Shares	19,361
1,733	Meda A.B. - A Shares	30,335
21,664	SAS A.B.*	41,140
6,412	Securitas A.B. - B Shares	74,079
17,226	Skandinaviska Enskilda Banken A.B. - Class A	234,214
3,567	Svenska Cellulosa A.B. SCA - Class B	99,314
1,188	Swedish Orphan Biovitrum A.B.*	15,150
15,995	Telefonaktiebolaget LM Ericsson - B Shares	199,374
499	Trelleborg A.B. - B Shares	10,897
890	Wallenstam A.B. - B Shares	15,291
680	Wihlborgs Fastigheter A.B.*	13,014
		1,383,889
	SWITZERLAND – 2.4%
288	Actelion Ltd.	28,661
766	Adecco S.A.	63,997
15,000	Allied World Assurance Co. Holdings A.G.2	562,500
141	Allreal Holding A.G.	19,285
754	Aryzta A.G.	70,386
565	Baloise Holding A.G.	67,886
116	Bucher Industries A.G.	38,400
145	Forbo Holding A.G.	146,943
3,100	Foster Wheeler A.G.*	104,966

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SWITZERLAND (Continued)
85	Georg Fischer A.G.*	$64,146
243	Givaudan S.A.	398,968
184	Helvetia Holding A.G.	87,687
10	Intershop Holdings A.G.	3,820
15,256	Logitech International S.A.	201,050
57	Mobimo Holding A.G.	12,024
3,256	Nestle S.A.	255,635
8,401	Novartis A.G.	755,873
561	OC Oerlikon Corp. A.G.	8,594
403	PSP Swiss Property A.G.	36,568
3,170	Roche Holding A.G.	934,365
111,859	Schmolz + Bickenbach A.G.*	186,286
39	Sika A.G.	154,802
2,001	Swiss Life Holding A.G.*	481,253
1,042	Swiss Re A.G.	92,728
5,800	TE Connectivity Ltd.2	344,868
		5,121,691
	TAIWAN – 2.1%
12,650	Cheng Shin Rubber Industry Co., Ltd.	34,167
182,000	Chunghwa Telecom Co., Ltd.*	582,865
95,000	Compal Electronics, Inc.	78,189
280	Far Eastern Department Stores Ltd.	260
221,000	Far EasTone Telecommunications Co., Ltd.	502,088
156,950	Foxconn Technology Co., Ltd.	362,543
70,400	Hon Hai Precision Industry Co., Ltd.	217,390
16,000	HTC Corp.	85,522
49,000	Kinsus Interconnect Technology Corp.	223,697
5,000	Largan Precision Co., Ltd.*	328,240
6,000	Novatek Microelectronics Corp.*	30,760
81,000	President Chain Store Corp.	671,536
15,000	Quanta Computer, Inc.*	40,395
94,940	Realtek Semiconductor Corp.	293,171
15,000	ScinoPharm Taiwan Ltd.	35,949
132,000	Taiwan Mobile Co., Ltd.*	435,241
15,800	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	324,848
114,480	Uni-President Enterprises Corp.*	200,671
133,350	Wistron Corp.	113,540
		4,561,072
	THAILAND – 0.5%
46,300	Advanced Info Service PCL	323,502
105,000	Bangkok Dusit Medical Services PCL	53,170
331,500	CP ALL PCL	459,983
55,100	PTT Global Chemical PCL	115,533

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	THAILAND (Continued)
21,000	PTT PCL	$188,227
		1,140,415
	TURKEY – 0.4%
8,823	BIM Birlesik Magazalar AS	193,490
17,988	KOC Holding AS	88,712
10,207	Turk Hava Yollari*	34,706
115,842	Turk Telekomunikasyon AS	335,034
19,175	Turkcell Iletisim Hizmetleri AS*	119,817
		771,759
	UNITED KINGDOM – 5.1%
55,752	3i Group PLC	404,063
6,924	Afren PLC*	17,734
19,447	African Barrick Gold PLC	70,923
2,373	Alent PLC	12,887
2,100	Aon PLC	188,874
10,610	Associated British Foods PLC	537,214
3,529	AstraZeneca PLC	254,967
5,976	Babcock International Group PLC	121,707
3,445	Bank of Georgia Holdings PLC	146,278
6,553	Barratt Developments PLC	39,277
741	Bellway PLC	17,149
1,438	Berendsen PLC	23,998
4,014	Betfair Group PLC	66,744
4,671	BHP Billiton PLC	146,450
1,138	Big Yellow Group PLC - REIT	9,530
58,857	Blinkx PLC*	71,454
1,537	Bodycote PLC	19,240
2,959	Bovis Homes Group PLC	37,664
29,680	BP PLC	250,189
2,281	British Land Co. PLC - REIT	27,370
28,083	British Sky Broadcasting Group PLC	415,236
4,643	Britvic PLC	58,081
91,401	BT Group PLC	608,747
16,199	Cable & Wireless Communications PLC	14,405
3,725	Cairn Energy PLC*	12,333
5,768	Capital & Counties Properties PLC	32,713
1,331	Cineworld Group PLC	7,663
1,659	Crest Nicholson Holdings PLC	9,356
11,193	CSR PLC	111,341
1,804	Daily Mail & General Trust PLC - A Shares	26,344
823	Derwent London PLC - REIT	37,772
969	Diploma PLC	10,628
19,896	Dixons Retail PLC*	16,193

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
948	Domino Printing Sciences PLC	$12,379
3,314	Drax Group PLC	34,962
7,001	DS Smith PLC	37,320
789	Dunelm Group PLC	12,129
18,236	easyJet PLC	468,308
3,691	EnQuest PLC*	8,713
4,060	Enterprise Inns PLC*	9,248
318	Fidessa Group PLC	12,340
2,097	Galliford Try PLC	39,795
396	Genus PLC	7,118
318	Go-Ahead Group PLC*	11,733
3,937	Grainger PLC	14,338
3,103	Great Portland Estates PLC - REIT	33,899
1,709	Greene King PLC	24,527
2,505	Greggs PLC	21,929
19,171	Halfords Group PLC	156,779
1,728	Hammerson PLC - REIT	17,222
5,830	Hansteen Holdings PLC - REIT	10,541
13,772	Hays PLC	34,942
5,585	Hikma Pharmaceuticals PLC	159,743
46,325	Home Retail Group PLC	146,453
9,017	Homeserve PLC	51,116
10,223	HSBC Holdings PLC	107,836
44,496	ICAP PLC	298,336
3,093	IG Group Holdings PLC	31,218
9,912	Intermediate Capital Group PLC	69,556
1,105	Interserve PLC*	11,984
31,975	Investec PLC	277,840
2,068	ITE Group PLC	8,120
12,505	ITV PLC	38,197
803	Jardine Lloyd Thompson Group PLC	13,958
4,349	Jazztel PLC*	63,806
810	JD Wetherspoon PLC	10,910
30,462	Kingfisher PLC	200,622
2,232	Laird PLC	11,275
6,063	Land Securities Group PLC - REIT	108,681
3,484	Londonmetric Property PLC - REIT	8,473
53,869	Melrose Industries PLC	253,036
1,261	Millennium & Copthorne Hotels PLC	12,113
12,931	Mitchells & Butlers PLC*	91,264
1,203	Mondi PLC	21,640
10,312	National Express Group PLC	47,982
4,191	Next PLC	467,782
1,098	Northgate PLC*	9,612

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
3,034	Ophir Energy PLC*	$13,087
22,089	Pace PLC	138,788
7,614	Paragon Group of Cos. PLC	48,033
3,037	Pennon Group PLC	39,942
18,561	Persimmon PLC	416,558
11,001	Petropavlovsk PLC	10,822
1,584	Premier Foods PLC*	1,567
4,583	Premier Oil PLC	27,076
3,569	QinetiQ Group PLC	12,517
34,634	Quindell PLC*1	12,035
4,341	Quintain Estates & Development PLC*	6,913
4,921	Reckitt Benckiser Group PLC	421,251
1,838	Redrow PLC	8,266
841	Rightmove PLC	32,339
2,937	Rio Tinto PLC	150,623
1,793	Rockhopper Exploration PLC*	2,929
10,271	Royal Dutch Shell PLC - A Shares	403,888
7,051	Royal Dutch Shell PLC - B Shares	288,228
4,554	RPC Group PLC	46,532
1,809	RPS Group PLC	8,840
1,087	Savills PLC	11,570
2,593	Schroders PLC	112,570
11,128	Senior PLC	55,308
2,294	Shaftesbury PLC - REIT*	25,797
11,575	Shanks Group PLC	20,795
3,532	Smith & Nephew PLC	61,926
1,351	Soco International PLC	9,525
1,706	St. Modwen Properties PLC	10,549
1,463	Stagecoach Group PLC	9,568
385	SuperGroup PLC*	7,547
507	Synergy Health PLC	10,777
2,250	Synthomer PLC	9,923
3,106	TalkTalk Telecom Group PLC	16,733
5,501	Tate & Lyle PLC	63,891
458	Telecom Plus PLC	11,730
29,108	Thomas Cook Group PLC*	80,122
5,447	Travis Perkins PLC	153,840
29,520	TUI Travel PLC	203,197
2,798	Unilever PLC	125,804
1,586	Unite Group PLC*	11,227
4,805	Vesuvius PLC	36,923
82,040	Vodafone Group PLC	287,637
5,370	WH Smith PLC*	93,416
57	Whitbread PLC	4,002

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
968	Workspace Group PLC - REIT	$9,297
5,818	WS Atkins PLC	128,190
		10,976,397
	UNITED STATES – 42.8%
2,300	3M Co.	327,865
4,500	A Schulman, Inc.2	158,445
1,200	AAR Corp.	29,160
800	Abbott Laboratories	32,008
14,800	AbbVie, Inc.	804,084
32,500	Activision Blizzard, Inc.2	675,350
1,200	Advanced Energy Industries, Inc.*	23,484
2,900	AECOM Technology Corp.*	93,206
1,400	Aerovironment, Inc.*	44,968
2,800	Aetna, Inc.	217,140
7,900	Affymetrix, Inc.*2	65,254
10,400	AK Steel Holding Corp.*2	63,648
15,000	Akamai Technologies, Inc.*	815,100
1,900	Alaska Air Group, Inc.	187,074
1,800	Alexandria Real Estate Equities, Inc. - REIT	136,962
1,100	Allergan, Inc.	184,206
2,000	Alliant Techsystems, Inc.2	252,580
5,700	Allstate Corp.	332,082
3,200	Altria Group, Inc.	132,992
1,000	AMERCO	276,100
2,700	American Airlines Group, Inc.*2	108,432
1,200	American Capital Ltd.*	17,712
4,600	American Electric Power Co., Inc.	245,410
700	American Express Co.	64,050
1,600	American Financial Group, Inc.	93,408
3,700	American Realty Capital Properties, Inc. - REIT2	45,917
11,400	American States Water Co.	345,192
2,000	American Tower Corp. - REIT	179,260
700	Ameriprise Financial, Inc.	78,827
400	AmerisourceBergen Corp.	29,272
2,100	Amgen, Inc.	243,579
2,700	Anadarko Petroleum Corp.	277,722
3,750	Andersons, Inc.2	191,025
200	Anixter International, Inc.	20,600
600	ANN, Inc.*	23,322
3,500	Annaly Capital Management, Inc. - REIT	41,265
5,700	Apollo Education Group, Inc.*2	152,760
3,900	Apple, Inc.2	2,468,700
5,500	ArcBest Corp.	235,235

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
23,700	Archer-Daniels-Midland Co.	$1,065,078
12,000	Ares Capital Corp.2	206,880
900	ARRIS Group, Inc.*	29,799
1,000	Arrow Electronics, Inc.*	57,700
900	Arthur J. Gallagher & Co.	41,247
3,700	Assurant, Inc.	250,897
24,400	AT&T, Inc.2	865,468
1,900	Atmel Corp.*	15,922
3,500	Autodesk, Inc.*	183,295
400	AvalonBay Communities, Inc. - REIT	56,736
6,800	Avery Dennison Corp.	344,760
6,500	Baker Hughes, Inc.	458,380
25,900	Bank of America Corp.	392,126
2,100	Basic Energy Services, Inc.*2	57,120
3,100	Benchmark Electronics, Inc.*	71,889
5,300	Best Buy Co., Inc.	146,598
2,200	BGC Partners, Inc. - Class A2	15,400
2,500	Biogen Idec, Inc.*	798,425
400	BlackRock, Inc.	121,960
2,700	Boeing Co.	365,175
1,600	BOK Financial Corp.	100,448
6,100	Booz Allen Hamilton Holding Corp.2	134,993
700	Boston Properties, Inc. - REIT	84,476
62,500	Boston Scientific Corp.*	801,875
1,000	Bristow Group, Inc.2	75,980
13,700	Broadcom Corp. - Class A	436,619
700	Broadridge Financial Solutions, Inc.	28,714
53,600	Brocade Communications Systems, Inc.*2	488,832
900	Brown & Brown, Inc.	27,171
7,700	Brown Shoe Co., Inc.	216,755
600	Cabot Corp.	33,930
800	Cabot Microelectronics Corp.*	34,424
3,500	California Water Service Group	77,210
3,900	Calix, Inc.*2	31,824
23,100	Cambrex Corp.*	496,419
1,100	Capella Education Co.	62,964
200	CARBO Ceramics, Inc.	27,514
7,100	Cardinal Health, Inc.	501,473
9,800	CareFusion Corp.*	420,714
700	Carlisle Cos., Inc.	59,402
500	Carpenter Technology Corp.	31,245
2,800	Carrizo Oil & Gas, Inc.*2	160,888
3,600	Celgene Corp.*	550,908
3,100	Century Aluminum Co.*	42,315

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
900	CF Industries Holdings, Inc.	$218,979
2,100	Chemtura Corp.*	52,458
1,900	Chesapeake Lodging Trust - REIT	55,423
3,600	Chevron Corp.	442,044
7,800	Chimera Investment Corp. - REIT2	24,570
100	Cigna Corp.	8,978
5,600	Cimarex Energy Co.	723,128
2,600	CIRCOR International, Inc.	198,276
21,300	Cisco Systems, Inc.2	524,406
5,300	Citrix Systems, Inc.*	328,441
4,335	Close Brothers Group PLC	96,587
900	CME Group, Inc.	64,800
1,700	CNO Financial Group, Inc.	27,421
11,600	Coca-Cola Co.	474,556
1,400	Cognizant Technology Solutions Corp. - Class A*2	68,054
1,500	Comcast Corp.	77,760
6,400	Comcast Corp. - Class A	334,080
7,100	Comerica, Inc.	340,587
3,000	Commercial Metals Co.2	53,250
100	Computer Programs & Systems, Inc.	6,358
12,300	Computer Sciences Corp.	773,547
4,500	ComScore, Inc.*	140,535
2,100	CONMED Corp.	94,290
900	ConocoPhillips	71,946
6,200	Constant Contact, Inc.*	183,148
300	Cooper Cos., Inc.2	38,706
2,735	Corrections Corp. of America - REIT	88,970
14,200	Cousins Properties, Inc. - REIT	170,400
100	Cracker Barrel Old Country Store, Inc.	10,055
300	Crane Co.	22,233
700	Cray, Inc.*	19,628
1,300	Credit Acceptance Corp.*2	169,780
1,700	Crown Castle International Corp. - REIT	130,441
1,300	CSG Systems International, Inc.	34,151
800	CubeSmart - REIT2	14,592
1,200	Cummins, Inc.	183,516
14,400	CVS Caremark Corp.2	1,127,808
2,600	Dana Holding Corp.2	57,564
500	Deckers Outdoor Corp.*	38,645
1,100	Deere & Co.	100,287
3,000	DexCom, Inc.*2	101,280
454	Dignity PLC	10,742
1,600	DIRECTV*	131,904
4,600	Discover Financial Services	271,998

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
3,800	DISH Network Corp. - Class A*	$222,908
1,200	Domtar Corp.2	109,056
1,300	Drew Industries, Inc.	63,076
500	DST Systems, Inc.	45,575
2,900	DTE Energy Co.	220,748
2,000	Duke Energy Corp.	142,160
2,000	Dun & Bradstreet Corp.	206,500
200	DXP Enterprises, Inc.*	13,914
1,300	Dycom Industries, Inc.*	38,675
1,400	eBay, Inc.*	71,022
400	Electronic Arts, Inc.*	14,052
1,400	Eli Lilly & Co.	83,804
1,100	EMCOR Group, Inc.	48,972
9,800	Emergent Biosolutions, Inc.*2	212,562
2,100	Emerson Electric Co.	140,133
900	Encore Capital Group, Inc.*2	38,961
3,800	EnerNOC, Inc.*	72,922
5,100	EOG Resources, Inc.2	539,580
1,600	EPAM Systems, Inc.*	67,312
1,800	EPL Oil & Gas, Inc.*2	68,238
900	EPR Properties - REIT	48,528
1,300	Equity Lifestyle Properties, Inc. - REIT	56,862
1,200	Equity Residential - REIT	74,160
300	Essex Property Trust, Inc. - REIT2	54,288
20,800	Exelis, Inc.	355,264
500	ExlService Holdings, Inc.*	14,170
6,700	Extra Space Storage, Inc. - REIT2	350,745
15,500	Exxon Mobil Corp.2	1,558,215
19,100	Facebook, Inc. - Class A*	1,209,030
600	FARO Technologies, Inc.*	25,512
11,700	Ferro Corp.*2	149,760
10,700	Fidelity National Information Services, Inc.	579,405
1,900	First Commonwealth Financial Corp.	16,340
5,700	First Midwest Bancorp, Inc.	91,200
4,400	First Solar, Inc.*2	271,832
400	FleetCor Technologies, Inc.*	50,564
8,900	FLIR Systems, Inc.	310,699
28,100	Forest Oil Corp.*1 2	69,126
17,300	GameStop Corp. - Class A2	654,805
1,900	Gap, Inc.	78,337
38,400	General Electric Co.	1,028,736
2,300	General Growth Properties, Inc. - REIT	54,809
1,100	Gentiva Health Services, Inc.*2	14,993
9,100	Genworth Financial, Inc. - Class A*	154,609

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,600	Geo Group, Inc. - REIT	$54,416
2,400	Gilead Sciences, Inc.*	194,904
8,200	Global Cash Access Holdings, Inc.*	72,980
1,600	Globe Specialty Metals, Inc.	31,984
700	Goldman Sachs Group, Inc.	111,867
700	Google, Inc. - Class A*	400,155
1,100	Google, Inc. - Class C*	617,078
600	Grand Canyon Education, Inc.*	26,430
1,400	Greatbatch, Inc.*	65,394
1,300	H&E Equipment Services, Inc.*	45,045
11,200	Halliburton Co.	723,968
3,900	Hanmi Financial Corp.	83,109
1,300	Harman International Industries, Inc.	136,539
700	Hatteras Financial Corp. - REIT	14,203
1,600	HCP, Inc. - REIT	66,800
1,400	Health Care REIT, Inc. - REIT	88,522
600	Health Net, Inc.*	23,988
2,200	HealthSouth Corp.2	77,264
2,900	Hershey Co.	282,286
6,700	Hess Corp.	611,710
14,600	Hewlett-Packard Co.	489,100
12,300	Home Depot, Inc.	986,829
3,500	Honeywell International, Inc.	326,025
8,300	Horace Mann Educators Corp.	242,443
2,500	Hospitality Properties Trust - REIT	72,525
2,600	Host Hotels & Resorts, Inc. - REIT	57,382
200	Howard Hughes Corp.*	29,616
5,700	Humana, Inc.	709,422
12,200	Huntington Bancshares, Inc.	113,094
2,200	Huntington Ingalls Industries, Inc.2	219,626
8,600	Huntsman Corp.	229,534
3,400	IAC/InterActiveCorp	225,114
1,700	Impax Laboratories, Inc.*	47,192
500	Informatica Corp.*	18,295
13,700	Ingram Micro, Inc. - Class A*2	380,449
1,400	Ingredion, Inc.	106,610
13,800	Inland Real Estate Corp. - REIT2	146,556
8,900	Insight Enterprises, Inc.*	241,902
2,700	Insperity, Inc.	86,454
10,700	Intel Corp.	292,324
900	International Business Machines Corp.	165,924
1,200	International Paper Co.	57,156
9,300	Interpublic Group of Cos., Inc.	177,816
1,400	Invacare Corp.	23,100

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,000	Invesco Mortgage Capital, Inc. - REIT	$17,760
9,700	Investment Technology Group, Inc.*	185,561
13,600	ION Geophysical Corp.*2	56,712
4,100	ITT Corp.2	179,088
3,500	ITT Educational Services, Inc.*1 2	60,270
16,000	Johnson & Johnson	1,623,360
1,600	Johnson Controls, Inc.	77,376
300	Jones Lang LaSalle, Inc.	36,387
15,400	JPMorgan Chase & Co.2	855,778
3,300	KapStone Paper and Packaging Corp.*2	95,865
53,600	KeyCorp	733,784
4,700	Kforce, Inc.	103,541
4,600	Kimberly-Clark Corp.	516,810
1,600	Kimco Realty Corp. - REIT	36,672
1,200	KLA-Tencor Corp.	78,624
2,100	Kohl's Corp.	114,324
3,600	Korn/Ferry International*	109,332
700	Kraton Performance Polymers, Inc.*	17,409
1,400	Kroger Co.	66,836
9,400	Kulicke & Soffa Industries, Inc.*2	132,446
500	L-3 Communications Holdings, Inc.	60,585
2,600	La-Z-Boy, Inc.	63,492
6,100	Lam Research Corp.	378,444
500	LaSalle Hotel Properties - REIT	16,495
23,700	Lattice Semiconductor Corp.*	187,467
2,100	Lear Corp.	184,905
800	Lexmark International, Inc. - Class A	34,872
900	Lincoln Electric Holdings, Inc.	59,121
4,700	Loral Space & Communications, Inc.*	339,998
1,700	M&T Bank Corp.	206,329
2,200	Macquarie Infrastructure Co. LLC	135,256
7,600	Macy's, Inc.	455,164
6,600	Magnachip Semiconductor Corp.*	81,972
4,800	Manhattan Associates, Inc.*2	155,808
900	Manpowergroup, Inc.	73,782
3,200	Marathon Petroleum Corp.	286,048
12,000	MasterCard, Inc. - Class A2	917,400
2,700	Materion Corp.	92,043
4,200	McKesson Corp.	796,488
800	Medifast, Inc.*	25,144
17,100	Medtronic, Inc.2	1,043,613
4,900	Mentor Graphics Corp.	103,831
19,300	Merck & Co., Inc.2	1,116,698
12,700	Meritor, Inc.*	175,387

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
12,500	MetLife, Inc.	$636,625
2,700	MFA Financial, Inc. - REIT2	22,221
28,000	Microsoft Corp.2	1,146,320
1,200	Mid-America Apartment Communities, Inc. - REIT	86,820
4,300	Monster Beverage Corp.*	298,334
1,200	Monster Worldwide, Inc.*	6,792
300	Movado Group, Inc.	11,487
900	MSCI, Inc.*	38,844
300	Mueller Industries, Inc.2	8,646
1,700	Multimedia Games Holding Co., Inc.*	48,875
7,100	MYR Group, Inc.*	177,642
1,200	Myriad Genetics, Inc.*1 2	39,792
700	National Health Investors, Inc. - REIT	43,904
6,500	Nelnet, Inc. - Class A	267,605
800	Netscout Systems, Inc.*	31,096
1,900	Newcastle Investment Corp. - REIT2	9,158
1,400	Newmont Mining Corp.	32,046
4,400	News Corp.*	75,064
8,900	Northrop Grumman Corp.	1,081,795
1,500	Nu Skin Enterprises, Inc. - Class A2	110,760
13,800	NVIDIA Corp.2	262,200
3,600	Occidental Petroleum Corp.	358,884
1,000	Oil States International, Inc.*	107,580
1,000	Omnicell, Inc.*	26,530
9,400	OmniVision Technologies, Inc.*	211,312
4,200	Oracle Corp.	176,484
11,500	OraSure Technologies, Inc.*	72,680
3,500	Oshkosh Corp.	189,175
3,400	Owens-Illinois, Inc.*	112,982
400	Packaging Corp. of America	27,664
5,600	Patterson-UTI Energy, Inc.	185,304
4,600	Penn Virginia Corp.*2	69,828
4,400	PepsiCo, Inc.	388,652
51,985	Pfizer, Inc.	1,540,316
11,000	PharMerica Corp.*	298,540
5,900	Phillips 66	500,261
21,700	Pilgrim's Pride Corp.*2	552,048
6,700	Pioneer Energy Services Corp.*	106,530
700	Piper Jaffray Cos.*	30,821
3,400	PNC Financial Services Group, Inc.	289,918
5,100	Post Properties, Inc. - REIT2	260,865
1,700	PPG Industries, Inc.	342,737
3,200	Primerica, Inc.	144,128
9,900	Procter & Gamble Co.	799,821

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,700	Prologis, Inc. - REIT	$70,567
1,600	Prospect Capital Corp.1 2	15,904
3,400	Prudential Financial, Inc.	279,344
1,200	PS Business Parks, Inc. - REIT	101,028
700	Public Storage - REIT	120,666
41,900	Quicksilver Resources, Inc.*1 2	100,979
3,400	Ramco-Gershenson Properties Trust - REIT	56,440
900	Raymond James Financial, Inc.	43,560
5,900	Raytheon Co.	575,663
4,800	Reinsurance Group of America, Inc.	375,168
4,300	Reliance Steel & Aluminum Co.	309,385
3,267	Restaurant Group PLC	32,756
17,200	RF Micro Devices, Inc.*2	161,852
25,900	Rite Aid Corp.*2	216,524
900	Riverbed Technology, Inc.*2	18,288
3,200	RLJ Lodging Trust - REIT2	88,672
1,000	Rogers Corp.*	62,260
1,100	Rovi Corp.*	26,587
3,900	Royal Gold, Inc.2	244,608
11,100	RPC, Inc.2	245,199
5,200	Sabra Health Care REIT, Inc. - REIT	152,256
2,600	Sanmina Corp.*	52,910
1,200	Sapient Corp.*	19,740
5,000	ScanSource, Inc.*	185,500
1,400	Select Medical Holdings Corp.	21,210
1,500	Service Corp. International	30,030
1,500	Signature Bank*	173,730
20,400	Silicon Image, Inc.*	106,692
1,600	Simon Property Group, Inc. - REIT	266,336
3,400	Skechers U.S.A., Inc. - Class A*2	151,300
5,500	Skullcandy, Inc.*2	40,755
6,400	Skyworks Solutions, Inc.2	277,184
500	SL Green Realty Corp. - REIT	54,745
1,600	SM Energy Co.	121,296
5,600	Smith & Wesson Holding Corp.*	88,928
400	Solera Holdings, Inc.	26,100
1,800	Sonic Corp.*2	37,440
24,900	Sonus Networks, Inc.*2	91,383
3,500	Sovran Self Storage, Inc. - REIT2	268,800
7,500	Spansion, Inc. - Class A*2	142,875
4,400	Spirit Aerosystems Holdings, Inc. - Class A*	142,780
2,600	SPX Corp.	272,064
2,200	St. Jude Medical, Inc.	142,780
4,800	STAG Industrial, Inc. - REIT	114,960

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
3,000	Stamps.com, Inc.*	$96,960
1,100	Standard Motor Products, Inc.	45,672
1,000	Starwood Property Trust, Inc. - REIT	24,390
5,400	Starz - Class A*	165,240
2,000	Steel Dynamics, Inc.	34,540
7,200	Stone Energy Corp.*2	319,608
3,100	Strategic Hotels & Resorts, Inc. - REIT*2	33,790
1,200	Strayer Education, Inc.*2	65,568
4,200	Summit Hotel Properties, Inc. - REIT	42,168
2,700	SunCoke Energy, Inc.*	54,216
11,700	Superior Energy Services, Inc.2	388,323
1,100	SVB Financial Group*	115,995
6,500	Symetra Financial Corp.	135,525
300	Syntel, Inc.*	24,270
300	Tech Data Corp.*	17,853
600	Techne Corp.	52,674
1,100	Telephone & Data Systems, Inc.	30,481
1,200	Terex Corp.	46,152
1,800	Tesla Motors, Inc.*	373,986
600	Tesoro Corp.	33,720
3,200	TIBCO Software, Inc.*	68,832
1,100	Time Warner Cable, Inc.	155,276
3,800	Time Warner, Inc.2	265,354
2,500	Timken Co.	160,550
600	Towers Watson & Co. - Class A	67,506
8,000	Travelers Cos., Inc.	747,600
2,800	Travelzoo, Inc.*2	53,900
1,200	Trex Co., Inc.*2	37,092
3,200	Triangle Petroleum Corp.*2	32,160
1,800	Trinity Industries, Inc.2	155,754
2,700	TrueBlue, Inc.*	73,467
7,800	Tutor Perini Corp.*	238,914
29,200	Tyson Foods, Inc. - Class A2	1,239,832
2,900	U.S. Silica Holdings, Inc.2	146,653
2,400	Unisys Corp.*	56,328
1,200	Unit Corp.*	76,224
1,000	United Technologies Corp.	116,220
1,200	United Therapeutics Corp.*	114,888
4,900	UnitedHealth Group, Inc.	390,187
1,800	Universal Health Services, Inc. - Class B	161,226
13,000	Unum Group	440,830
1,900	USANA Health Sciences, Inc.*1 2	136,629
27,200	Vaalco Energy, Inc.*2	176,800
1,200	Valero Energy Corp.4	67,260

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,100	Ventas, Inc. - REIT	$73,480
21,014	Verizon Communications, Inc.2	1,049,903
3,600	Viacom, Inc. - Class B	307,188
1,400	Visa, Inc. - Class A	300,762
1,300	Visteon Corp.*	118,482
13,300	Vonage Holdings Corp.*2	50,540
600	Vornado Realty Trust - REIT	64,248
900	Wabtec Corp.	70,866
2,200	Wal-Mart Stores, Inc.	168,894
5,000	Walgreen Co.	359,550
5,100	Walt Disney Co.	428,451
800	Washington Prime Group, Inc. - REIT*	15,912
1,300	Waste Management, Inc.	58,084
1,400	Webster Financial Corp.	41,888
5,500	WellPoint, Inc.	595,980
29,100	Wells Fargo & Co.	1,477,698
9,400	Western Digital Corp.	825,790
4,000	Westlake Chemical Corp.2	323,400
2,000	Weyerhaeuser Co. - REIT	62,840
7,000	Whiting Petroleum Corp.*	502,950
4,600	Worthington Industries, Inc.2	185,380
300	WR Grace & Co.*2	27,624
1,400	Xilinx, Inc.	65,744
16,800	Yahoo!, Inc.*2	582,120
4,200	Zebra Technologies Corp. - Class A*2	312,060
		91,952,009
	TOTAL COMMON STOCK (Cost $173,330,361)	199,440,100

	PREFERRED STOCK – 0.2%
	BRAZIL – 0.0%
10,125	Lojas Americanas S.A.	60,064

	GERMANY – 0.2%
1,146	Henkel A.G. & Co. KGaA	132,381
2,859	Porsche Automobil Holding S.E.1	305,581
		437,962
	ITALY – 0.0%
2,254	Unipol Gruppo Finanziario S.p.A.	12,728

	TOTAL PREFERRED STOCK (Cost $387,075)	510,754

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS – 0.1%
	PURCHASED CALL OPTIONS – 0.0%
	S&P 500 Index
79	Exercise Price: $2,020, Expiration Date: June 21, 2014	$1,185
	S&P 500 Index - FLEX
80	Exercise Price: $2,005, Expiration Date: June 2, 2014	—
80	Exercise Price: $2,000, Expiration Date: June 4, 2014	—
79	Exercise Price: $2,015, Expiration Date: June 9, 2014	8
79	Exercise Price: $2,015, Expiration Date: June 11, 2014	41
80	Exercise Price: $2,005, Expiration Date: June 16, 2014	290
80	Exercise Price: $2,005, Expiration Date: June 18, 2014	2,024
78	Exercise Price: $2,035, Expiration Date: June 24, 2014	814
79	Exercise Price: $2,040, Expiration Date: June 25, 2014	520
	S&P 500 Index - Weekly
80	Exercise Price: $1,995, Expiration Date: June 6, 2014	800
80	Exercise Price: $1,995, Expiration Date: June 13, 2014	1,600
78	Exercise Price: $2,050, Expiration Date: June 27, 2014	1,560
		8,842
	PURCHASED PUT OPTIONS – 0.1%
	iShares MSCI EAFE Index Fund
1,250	Exercise Price: $60, Expiration Date: June 21, 2014	2,500
1,233	Exercise Price: $60, Expiration Date: July 19, 2014	14,796
	iShares MSCI EAFE Index Fund - FLEX
1,250	Exercise Price: $60, Expiration Date: June 4, 2014	15
1,250	Exercise Price: $60, Expiration Date: June 12, 2014	373
1,235	Exercise Price: $59, Expiration Date: June 25, 2014	1,280
1,235	Exercise Price: $60, Expiration Date: July 2, 2014	2,646
1,235	Exercise Price: $60, Expiration Date: July 9, 2014	6,103
1,220	Exercise Price: $61, Expiration Date: July 23, 2014	24,400
	iShares MSCI Emerging Markets Index Fund
1,380	Exercise Price: $35, Expiration Date: June 21, 2014	1,380
1,312	Exercise Price: $38, Expiration Date: July 19, 2014	17,056
	iShares MSCI Emerging Markets Index Fund - FLEX
1,310	Exercise Price: $38, Expiration Date: July 9, 2014	13,652
	iShares MSCI Emerging Markets Index Fund - FLEX
1,340	Exercise Price: $36, Expiration Date: June 4, 2014	—
1,345	Exercise Price: $36, Expiration Date: June 12, 2014	193
1,365	Exercise Price: $35, Expiration Date: June 25, 2014	1,334
1,345	Exercise Price: $36, Expiration Date: July 2, 2014	3,731
1,305	Exercise Price: $38, Expiration Date: July 23, 2014	19,575
	iShares Russell 2000 Index Fund
378	Exercise Price: $96, Expiration Date: June 21, 2014	1,512
384	Exercise Price: $95, Expiration Date: July 19, 2014	6,144
	iShares Russell 2000 Index Fund - FLEX
369	Exercise Price: $98, Expiration Date: June 4, 2014	—

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS (Continued)
	PURCHASED PUT OPTIONS (Continued)
373	Exercise Price: $98, Expiration Date: June 12, 2014	$144
375	Exercise Price: $97, Expiration Date: June 25, 2014	1,268
385	Exercise Price: $94, Expiration Date: July 2, 2014	1,100
388	Exercise Price: $95, Expiration Date: July 9, 2014	2,853
372	Exercise Price: $100, Expiration Date: July 23, 2014	17,484
	S&P 500 Index
52	Exercise Price: $1,670, Expiration Date: June 21, 2014	520
79	Exercise Price: $1,755, Expiration Date: June 21, 2014	5,925
52	Exercise Price: $1,715, Expiration Date: July 19, 2014	11,440
	S&P 500 Index - FLEX
80	Exercise Price: $1,715, Expiration Date: June 2, 2014	—
52	Exercise Price: $1,670, Expiration Date: June 4, 2014	—
80	Exercise Price: $1,705, Expiration Date: June 4, 2014	3
79	Exercise Price: $1,730, Expiration Date: June 9, 2014	443
79	Exercise Price: $1,735, Expiration Date: June 11, 2014	669
52	Exercise Price: $1,680, Expiration Date: June 12, 2014	381
80	Exercise Price: $1,715, Expiration Date: June 16, 2014	1,271
80	Exercise Price: $1,735, Expiration Date: June 18, 2014	2,098
78	Exercise Price: $1,740, Expiration Date: June 24, 2014	6,151
52	Exercise Price: $1,700, Expiration Date: June 25, 2014	2,370
79	Exercise Price: $1,745, Expiration Date: June 25, 2014	6,673
52	Exercise Price: $1,685, Expiration Date: July 2, 2014	3,336
52	Exercise Price: $1,700, Expiration Date: July 9, 2014	5,936
51	Exercise Price: $1,745, Expiration Date: July 23, 2014	18,941
	S&P 500 Index - Weekly
80	Exercise Price: $1,700, Expiration Date: June 6, 2014	800
80	Exercise Price: $1,705, Expiration Date: June 13, 2014	2,800
78	Exercise Price: $1,755, Expiration Date: June 27, 2014	9,360
		218,656
	TOTAL PURCHASED OPTIONS (Cost $929,557)	227,498

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 6.8%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN – 1.2%
	Collateral pool allocation	2,524,278

	MONEY MARKET FUNDS – 5.6%
12,083,315	JPMorgan Prime Money Market Fund - Agency Shares, 0.01%2 4	12,083,315

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,607,593)	14,607,593

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	WARRANT – 0.0%
8	Sun Hung Kai Properties Ltd.	$10

	TOTAL WARRANT (Cost $—)	10

	TOTAL INVESTMENTS – 100.0% (Cost $189,254,586)	214,785,955
	Liabilities less other assets – 0.0%	(6,247)

	TOTAL NET ASSETS – 100.0%	$214,779,708

Number of Contracts		Value

	SHORT SECURITIES – (1.1)%
	WRITTEN OPTIONS – (1.1)%
	WRITTEN CALL OPTIONS – (1.0)%
	iShares MSCI EAFE Index Fund
(172)	Exercise Price: $70, Expiration Date: June 13, 2014	$(1,892)
(895)	Exercise Price: $69, Expiration Date: June 21, 2014	(73,390)
(895)	Exercise Price: $70, Expiration Date: June 21, 2014	(25,955)
(895)	Exercise Price: $70, Expiration Date: June 27, 2014	(46,540)
(895)	Exercise Price: $70, Expiration Date: June 27, 2014	(17,005)
(895)	Exercise Price: $70, Expiration Date: July 19, 2014	(36,695)
(553)	Exercise Price: $71, Expiration Date: August 16, 2014	(19,355)
	iShares MSCI Emerging Markets Index Fund
(815)	Exercise Price: $44, Expiration Date: June 13, 2014	(9,780)
(975)	Exercise Price: $43, Expiration Date: June 21, 2014	(39,975)
(815)	Exercise Price: $44, Expiration Date: June 21, 2014	(17,115)
(975)	Exercise Price: $44, Expiration Date: June 21, 2014	(9,750)
(815)	Exercise Price: $44, Expiration Date: June 27, 2014	(11,410)
(815)	Exercise Price: $44, Expiration Date: July 19, 2014	(20,375)
(815)	Exercise Price: $44, Expiration Date: July 19, 2014	(14,670)
	iShares Russell 2000 Index Fund
(270)	Exercise Price: $115, Expiration Date: July 19, 2014	(39,420)
(270)	Exercise Price: $116, Expiration Date: July 19, 2014	(28,350)
(270)	Exercise Price: $118, Expiration Date: July 19, 2014	(14,040)
(270)	Exercise Price: $120, Expiration Date: August 16, 2014	(19,440)
	S&P 500 Index
(60)	Exercise Price: $1,900, Expiration Date: June 21, 2014	(177,600)
(27)	Exercise Price: $1,920, Expiration Date: June 21, 2014	(45,900)
(118)	Exercise Price: $1,930, Expiration Date: June 21, 2014	(135,110)
(39)	Exercise Price: $1,935, Expiration Date: July 19, 2014	(77,688)
(39)	Exercise Price: $1,955, Expiration Date: July 19, 2014	(47,190)
(25)	Exercise Price: $1,960, Expiration Date: July 19, 2014	(26,125)
	S&P 500 Index - FLEX
(80)	Exercise Price: $1,915, Expiration Date: June 2, 2014	(76,698)
(80)	Exercise Price: $1,910, Expiration Date: June 4, 2014	(121,118)

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Contracts		Value

	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN CALL OPTIONS (Continued)
(79)	Exercise Price: $1,925, Expiration Date: June 9, 2014	$(66,873)
(79)	Exercise Price: $1,925, Expiration Date: June 11, 2014	(75,525)
(80)	Exercise Price: $1,915, Expiration Date: June 16, 2014	(139,811)
(80)	Exercise Price: $1,915, Expiration Date: June 18, 2014	(157,130)
(78)	Exercise Price: $1,940, Expiration Date: June 24, 2014	(76,473)
(79)	Exercise Price: $1,945, Expiration Date: June 25, 2014	(66,426)
	S&P 500 Index - Quarterly
(13)	Exercise Price: $1,940, Expiration Date: June 30, 2014	(14,820)
	S&P 500 Index - Weekly
(80)	Exercise Price: $1,905, Expiration Date: June 6, 2014	(163,360)
(80)	Exercise Price: $1,905, Expiration Date: June 13, 2014	(184,000)
(78)	Exercise Price: $1,955, Expiration Date: June 27, 2014	(42,900)
(39)	Exercise Price: $1,940, Expiration Date: July 3, 2014	(47,151)
		(2,187,055)
	WRITTEN PUT OPTIONS – (0.1)%
	S&P 500 Index
(79)	Exercise Price: $1,845, Expiration Date: June 21, 2014	(20,540)
	S&P 500 Index - FLEX
(80)	Exercise Price: $1,805, Expiration Date: June 2, 2014	—
(80)	Exercise Price: $1,795, Expiration Date: June 4, 2014	(142)
(79)	Exercise Price: $1,820, Expiration Date: June 9, 2014	(1,471)
(79)	Exercise Price: $1,825, Expiration Date: June 11, 2014	(3,442)
(80)	Exercise Price: $1,805, Expiration Date: June 16, 2014	(5,828)
(80)	Exercise Price: $1,825, Expiration Date: June 18, 2014	(10,630)
(78)	Exercise Price: $1,835, Expiration Date: June 24, 2014	(22,973)
(79)	Exercise Price: $1,840, Expiration Date: June 25, 2014	(27,342)
	S&P 500 Index - Weekly
(80)	Exercise Price: $1,790, Expiration Date: June 6, 2014	(2,000)
(80)	Exercise Price: $1,795, Expiration Date: June 13, 2014	(5,200)
(78)	Exercise Price: $1,850, Expiration Date: June 27, 2014	(35,724)
		(135,292)
	TOTAL WRITTEN OPTIONS (Proceeds $1,913,146)	(2,322,347)

	TOTAL SHORT SECURITIES (Proceeds $1,913,146)	$(2,322,347)

*	Non-income producing security.
1	Certain Shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
2	All or a portion of this security is held as collateral for securities sold short and futures contracts. At period end, the aggregate market value of these securities was $36,882,824.
3	Affiliated company.

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

4	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt
CA – Canada
FLEX – Flexible Exchange traded option, representing a customized option
GDR – Global Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
As of May 31, 2014 (Unaudited)

Number of Contracts Long	Description	Expiration Date	Unrealized Appreciation (Depreciation)
47	E-Mini S&P 500 Index	June 2014	$133,774
45	Euro STOXX 50 Index	June 2014	66,628
1	Hang Seng Index	June 2014	579
209	MSCI Emerging Markets Mini Index	June 2014	905,154
2	S&P/TSX 60 Index	June 2014	7,236
2	SPI 200	June 2014	3,464
4	TOPIX Index	June 2014	11,483
			$1,128,318

See accompanying Notes to the Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments
May 31, 2014 (Unaudited)

1.	ORGANIZATION

Aspiriant Risk-Managed Global Equity Fund (the “Fund”) is a series of Aspiriant Global Equity Trust (the “Trust”), which was organized on November 22, 2011, as a statutory trust under the laws of the State of Delaware. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 80% of its net assets in the equity securities in companies of any market capitalization. The Fund holds a broad and diverse group of equity securities of companies in countries in developed and emerging markets. The Fund also invests in securities that provide exposure to equity securities.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Fund, including the Adviser and sub-advisers.

The Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Securities Valuations

Securities are valued at market value as of the close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
May 31, 2014 (Unaudited)

The values of securities held by the Fund are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment. Foreign currency exchange rates are generally determined at the close of the NYSE. Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Derivatives

i.	Written Options

Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The premium amount and the number of option contracts written by the Fund during the period ended May 31, 2014, were as follows:

Written Options	Number of Contracts	Premium Amount
Options outstanding at March 1, 2014	13,525	$2,202,280
Call options written	27,734	3,545,362
Put options written	3,123	2,058,000
Call options closed	(26,732)	(3,767,743)
Put options closed	(3,160)	(2,124,753)
Options outstanding at May 31, 2014	14,490	$1,913,146

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
May 31, 2014 (Unaudited)

ii.	Purchased Options

Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

The average number of purchased options contracts outstanding during the period ended May 31, 2014, which is indicative of the volume of this derivative type, was 27,661 contracts.

iii.	Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).

During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
May 31, 2014 (Unaudited)

(c)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$-	$4,295,738	$-	$4,295,738
Austria	-	217,406.00	-	217,406
Belgium	-	369,981.00	-	369,981
Bermuda	4,293,692.00	621,006.00	-	4,914,698
Brazil	5,651,984.00	-	-	5,651,984
Canada	6,305,736.00	-	-	6,305,736
Cayman Islands	194,099.00	899,144.00	-	1,093,243
Chile	2,387,535.00	-	-	2,387,535
China	-	586,513.00	-	586,513
Curacao	251,189.00	-	-	251,189
Denmark	-	976,477.00	-	976,477
Finland	-	854,355.00	-	854,355
France	-	4,568,918.00	-	4,568,918
Germany	-	4,785,780.00	-	4,785,780
Guernsey	-	216,042.00	-	216,042
Hong Kong	-	1,410,063.00	-	1,410,063
India	180,884.00	-	-	180,884
Indonesia	-	924,419.00	-	924,419
Ireland	859,379.00	182,030.00	-	1,041,409
Isle of Man	-	43,134.00	-	43,134
Israel	-	171,916.00	-	171,916
Italy	-	1,789,651.00	-	1,789,651
Japan	-	11,703,642.00	-	11,703,642
Jersey	75,966.00	470,807.00	-	546,773
Luxembourg	-	13,224.00	-	13,224
Malaysia	-	5,844,031.00	-	5,844,031
Malta	4,021.00	64,221.00	-	68,242
Mauritus	-	14,238.00	-	14,238
Mexico	2,353,110.00	-	-	2,353,110
Netherlands	1,473,636.00	1,534,242.00	-	3,007,878
Norway	-	186,557.00	-	186,557
Poland	-	1,420,315.00	-	1,420,315
Puerto Rico	126,756.00	-	-	126,756
Russian Federation	558,446.00	335,583.00	-	894,029
Singapore	313,814.00	984,331.00	-	1,298,145
South Africa	-	5,836,356.00	-	5,836,356
South Korea	-	5,132,632.00	-	5,132,632
Spain	-	2,049,869.00	-	2,049,869
Sweden	-	1,383,889.00	-	1,383,889
Switzerland	1,012,334.00	4,109,357.00	-	5,121,691
Taiwan	324,848.00	4,236,224.00	-	4,561,072
Thailand	-	1,140,415.00	-	1,140,415
Turkey	-	771,759.00	-	771,759
United Kingdom	188,874.00	10,787,523.00	-	10,976,397
United States	91,811,924.00	140,085.00	-	91,952,009
Preferred Stock
Brazil	60,064.00	-	-	60,064
Germany	-	437,962.00	-	437,962
Italy	-	12,728.00	-	12,728
Purchased Call Options	5,145.00	3,697.00	-	8,842
Purchased Put Options	74,233.00	144,423.00	-	218,656
Short-Term Investments	12,083,315	2,524,278	-	14,607,593
Warrants	-	10	-	10
Total Assets	$130,590,984	$84,194,971	$-	$214,785,955

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
May 31, 2014 (Unaudited)

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(1,407,001)	$(780,054)	$-	$(2,187,055)
Written Put Options	(63,464)	(71,828)	-	(135,292)
Total Liabilities	$(1,470,465)	$(851,882)	$-	$(2,322,347)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$1,128,318	$-	$-	$1,128,318

As of May 31, 2014, the Fund did not hold any Level 3 securities.  Transfers into and out of all Levels are represented by their balances as of the end of the reporting period.  For the period ended May 31, 2014, there were no transfers among Levels.

3.	Federal Income Taxes

At May 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$189,256,056

Gross unrealized appreciation	$30,378,870
Gross unrealized depreciation	(4,848,971)

Net unrealized appreciation on investments	$25,529,899

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.	Controls and Procedures.

a.)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) 17 CFR 270.30a-3(c))) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 193417 CFR 240.13a-15(b) or 240.15d-15(b)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b.)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Global Equity Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	7/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	7/29/14

By	/s/ Hilarie C. Green
Title	Hilarie C. Green, Treasurer and Principal Financial Officer

Date	7/29/14